Long-term incentive plan (Details) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Long-term incentive plan
Threshold cash return on investment upon termination event to determine vesting of performance shares			$ 1,515.0
Amount agreed to pay employees upon achievement of the plan conditions	$ 7.0	$ 5.9
Recognized compensation expense	$ 0.0	$ 0.0	$ 0.0